Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 20.7%
Abacus Group	127,657	$95,134
Abacus Storage King	127,453	92,951
Accent Group Ltd.	115,977	140,912
Adbri Ltd.(a)	139,161	282,304
AGL Energy Ltd.	178,251	1,085,650
Alpha HPA Ltd., NVS(a)	169,262	117,611
ALS Ltd.	135,092	1,129,506
Altium Ltd.	35,515	1,500,504
Alumina Ltd.(a)	712,360	731,827
AMP Ltd.	848,338	597,089
Ampol Ltd.	70,505	1,664,890
Ansell Ltd.	42,012	690,723
ANZ Group Holdings Ltd.	881,279	15,901,732
APA Group	369,599	1,972,357
APM Human Services International Ltd.	94,216	73,509
ARB Corp. Ltd.	22,819	560,195
Arena REIT	110,648	261,064
Aristocrat Leisure Ltd.	170,075	4,340,312
ASX Ltd.	56,426	2,305,009
Atlas Arteria Ltd.	340,368	1,133,574
AUB Group Ltd.	29,925	542,731
Audinate Group Ltd.(a)	22,289	267,596
Aurizon Holdings Ltd.	525,750	1,291,374
Aussie Broadband Ltd.(a)	61,138	145,827
Austal Ltd.	112,511	166,413
Australian Agricultural Co. Ltd.(a)	30,531	27,096
Australian Clinical Labs Ltd.(b)	29,734	46,672
AVZ Minerals Ltd.(a)(c)	347,816	96,660
Bank of Queensland Ltd.	183,675	725,544
Bapcor Ltd.(c)	94,313	353,135
Beach Energy Ltd.	447,990	458,734
Bega Cheese Ltd.	70,906	187,975
Bellevue Gold Ltd.(a)	356,947	403,312
Bendigo & Adelaide Bank Ltd.	167,920	1,052,544
BHP Group Ltd.	1,487,994	40,809,888
BlueScope Steel Ltd.	133,453	1,947,802
Boral Ltd.	80,937	297,823
Boss Energy Ltd. (a)	108,733	342,229
Brambles Ltd.	404,787	3,808,094
Breville Group Ltd.	30,370	500,034
Brickworks Ltd.	22,248	383,182
BWP Trust	143,540	328,475
Capricorn Metals Ltd.(a)	88,077	278,817
CAR Group Ltd.	104,410	2,263,974
Centuria Capital Group	160,393	176,557
Centuria Industrial REIT	175,816	358,992
Centuria Office REIT	123,634	94,294
Cettire Ltd.(a)	62,906	119,578
Challenger Ltd.	123,613	532,575
Champion Iron Ltd.	101,549	460,203
Charter Hall Group	136,770	1,038,662
Charter Hall Long Wale REIT	190,957	413,038
Charter Hall Retail REIT	152,640	325,696
Charter Hall Social Infrastructure REIT	90,684	148,127
Cleanaway Waste Management Ltd.	605,037	1,046,696
Clinuvel Pharmaceuticals Ltd.(b)	10,087	97,429
Cochlear Ltd.	19,094	3,983,161
Codan Ltd./Australia	27,020	190,427
Coles Group Ltd.	390,124	4,068,688
Collins Foods Ltd.	37,723	241,823
Security	Shares	Value

Australia (continued)
Commonwealth Bank of Australia	490,717	$35,954,607
Computershare Ltd.	160,658	2,822,499
Coronado Global Resources Inc.(d)	301,182	239,361
Corporate Travel Management Ltd.	36,152	354,194
Credit Corp. Group Ltd.	19,910	208,355
Cromwell Property Group	455,110	118,218
CSL Ltd.	141,598	25,158,578
CSR Ltd.	143,227	816,936
Data#3 Ltd.	38,472	189,226
De Grey Mining Ltd.(a)	431,151	358,790
Deep Yellow Ltd.(a)(b)	214,985	198,336
Deterra Royalties Ltd.	129,349	409,441
Dexus	314,875	1,430,229
Dexus Industria REIT	48,257	90,734
Dicker Data Ltd.	26,329	181,380
Domain Holdings Australia Ltd.	83,028	156,914
Domino’s Pizza Enterprises Ltd.	20,134	507,889
Downer EDI Ltd.	175,063	525,549
Eagers Automotive Ltd.	47,304	381,063
Elders Ltd.	50,080	272,093
Emerald Resources NL(a)	155,142	349,239
Endeavour Group Ltd./Australia	418,415	1,438,889
Evolution Mining Ltd.	579,649	1,494,789
EVT Ltd.	23,644	180,957
Firefinch Ltd.(a)(c)	298,353	23,193
FleetPartners Group Ltd., NVS(a)	88,231	204,296
Flight Centre Travel Group Ltd.	51,415	698,833
Fortescue Ltd.	498,334	8,259,609
G8 Education Ltd.	217,646	171,304
Genesis Minerals Ltd.(a)	291,741	326,242
Gold Road Resources Ltd.	313,519	324,440
Goodman Group	501,941	10,139,021
GPT Group (The)	565,711	1,521,442
GrainCorp Ltd., Class A	59,300	325,833
Growthpoint Properties Australia Ltd.	79,019	120,935
GUD Holdings Ltd.	40,527	266,131
Hansen Technologies Ltd.	60,781	184,178
Harvey Norman Holdings Ltd.	168,830	495,822
Healius Ltd.(a)(b)	180,473	139,027
HealthCo REIT(b)	136,725	105,528
Helia Group Ltd.	91,441	234,706
HMC Capital Ltd.	60,205	243,890
HomeCo Daily Needs REIT	506,423	397,054
HUB24 Ltd.	23,059	592,467
IDP Education Ltd.	78,746	821,076
IGO Ltd.	201,981	1,006,003
Iluka Resources Ltd.	122,791	597,085
Imdex Ltd.	181,723	243,705
Incitec Pivot Ltd.	563,834	1,012,413
Ingenia Communities Group	111,838	331,481
Inghams Group Ltd.	114,778	271,666
Insignia Financial Ltd.	184,657	288,984
Insurance Australia Group Ltd.	701,493	2,906,269
IPH Ltd.	70,068	282,055
IRESS Ltd.(a)	53,790	293,981
James Hardie Industries PLC(a)	128,919	4,431,972
JB Hi-Fi Ltd.	33,289	1,299,006
Johns Lyng Group Ltd.	65,538	235,021
Judo Capital Holdings Ltd.(a)(b)	187,813	161,256
Jumbo Interactive Ltd.	16,409	166,787
Karoon Energy Ltd.(a)	239,190	295,221
Kelsian Group Ltd.	49,463	175,790

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Latin Resources Ltd., NVS(a)	712,949	$102,027
Lendlease Corp. Ltd.	191,779	790,906
Leo Lithium Ltd.(a)(c)	292,832	81,427
Lifestyle Communities Ltd.	33,859	258,341
Link Administration Holdings Ltd.	160,174	231,153
Liontown Resources Ltd.(a)(b)	465,814	365,559
Lottery Corp. Ltd. (The)	648,901	2,024,241
Lovisa Holdings Ltd.	18,019	363,156
Lynas Rare Earths Ltd.(a)	265,100	1,108,476
MA Financial Group Ltd.	40,728	120,853
Maas Group Holdings Ltd.	31,563	88,329
Macquarie Group Ltd.	107,595	12,883,266
Mader Group Ltd.(b)	15,788	68,328
Magellan Financial Group Ltd.	58,770	333,704
McMillan Shakespeare Ltd.	14,892	177,758
Medibank Pvt Ltd.	793,370	1,818,292
Megaport Ltd.(a)	50,465	432,107
Metcash Ltd.	266,627	676,135
Mineral Resources Ltd.	51,010	2,313,932
Mirvac Group	1,130,540	1,481,311
Monadelphous Group Ltd.	30,324	260,480
Mount Gibson Iron Ltd.(a)	202,060	57,878
Nanosonics Ltd.(a)	84,522	156,392
National Australia Bank Ltd.	915,403	19,843,667
National Storage REIT	368,042	507,503
Netwealth Group Ltd.	44,173	555,984
Neuren Pharmaceuticals Ltd., NVS(a)	32,462	398,567
New Hope Corp. Ltd.	151,235	439,946
NEXTDC Ltd.(a)	174,081	1,847,954
nib holdings Ltd.	145,150	693,169
Nick Scali Ltd.	24,093	241,546
Nickel Industries Ltd.	540,182	324,441
Nine Entertainment Co. Holdings Ltd.	382,766	373,088
Northern Star Resources Ltd.	333,464	3,160,817
NRW Holdings Ltd.	128,014	228,500
Nufarm Ltd./Australia	104,057	343,938
Objective Corp. Ltd.	9,723	78,480
oOh!media Ltd.	160,898	174,585
Orica Ltd.	134,838	1,561,253
Origin Energy Ltd.	500,231	3,157,165
Orora Ltd.	395,400	554,229
Paladin Energy Ltd.(a)	82,815	734,962
Pepper Money Ltd./Australia	85,523	82,272
Perenti Ltd.	199,243	122,295
Perpetual Ltd.	33,069	502,789
Perseus Mining Ltd.	379,515	555,125
PEXA Group Ltd.(a)	39,030	303,586
Pilbara Minerals Ltd.(b)	817,184	2,080,471
Pinnacle Investment Management Group Ltd.	40,192	287,970
Platinum Asset Management Ltd.	159,886	110,044
PolyNovo Ltd.(a)	177,061	229,752
Premier Investments Ltd.	25,205	484,834
Pro Medicus Ltd.	15,373	1,098,325
PWR Holdings Ltd.	25,819	196,358
Qantas Airways Ltd.(a)	250,002	943,234
QBE Insurance Group Ltd.	435,437	4,980,950
Qube Holdings Ltd.	469,166	998,040
Ramelius Resources Ltd.	335,373	444,876
Ramsay Health Care Ltd.	52,719	1,767,152
REA Group Ltd.	15,534	1,780,632
Red 5 Ltd.(a)	777,875	222,802
Redox Ltd./Australia, NVS	55,911	111,917
Security	Shares	Value

Australia (continued)
Reece Ltd.	68,237	$1,210,501
Region RE Ltd.	359,393	503,816
Regis Resources Ltd.(a)	227,609	320,605
Reliance Worldwide Corp. Ltd.	239,940	787,563
Resolute Mining Ltd.(a)	639,548	173,742
Rio Tinto Ltd.	109,210	9,088,929
Rural Funds Group(b)	141,696	183,431
Sandfire Resources Ltd.(a)(b)	131,515	792,117
Santos Ltd.	946,636	4,645,487
Scentre Group	1,519,186	3,076,427
SEEK Ltd.	104,374	1,612,351
Seven Group Holdings Ltd.	47,868	1,163,149
Sigma Healthcare Ltd.	437,033	355,868
Silex Systems Ltd.(a)	46,835	152,233
Silver Lake Resources Ltd.(a)	303,837	280,378
Sims Ltd.	50,151	384,371
SiteMinder Ltd.(a)	72,413	264,031
SmartGroup Corp. Ltd.	43,395	266,083
Sonic Healthcare Ltd.	133,339	2,291,521
South32 Ltd.	1,298,784	2,963,151
Stanmore Resources Ltd.	80,786	172,672
Star Entertainment Group Ltd. (The)(a)	697,628	179,835
Steadfast Group Ltd.	307,015	1,117,357
Stockland	698,913	1,980,102
Strike Energy Ltd.(a)(b)	584,607	82,766
Suncorp Group Ltd.	368,563	3,936,406
Super Retail Group Ltd.	42,800	397,971
Tabcorp Holdings Ltd.	686,085	321,922
Technology One Ltd.	85,878	889,456
Telix Pharmaceuticals Ltd.(a)	69,731	669,212
Telstra Group Ltd.	1,183,080	2,795,160
Temple & Webster Group Ltd.(a)	23,347	170,392
Transurban Group	909,231	7,299,723
Treasury Wine Estates Ltd.	233,927	1,814,152
Tyro Payments Ltd.(a)	113,370	69,567
Ventia Services Group Pty Ltd.	252,255	587,085
Vicinity Ltd.	1,135,333	1,390,294
Viva Energy Group Ltd.(d)	318,158	696,605
Vulcan Steel Ltd.	18,001	87,760
Washington H Soul Pattinson & Co. Ltd.	68,997	1,443,941
Waypoint REIT Ltd	178,615	268,016
Webjet Ltd.(a)	112,459	590,304
Weebit Nano Ltd.(a)(b)	49,794	100,127
Wesfarmers Ltd.	332,606	14,248,584
West African Resources Ltd.(a)	329,243	278,985
Westgold Resources Ltd.	134,596	192,288
Westpac Banking Corp.	1,027,422	17,061,723
Whitehaven Coal Ltd.	231,940	1,147,288
WiseTech Global Ltd.	48,764	2,872,811
Woodside Energy Group Ltd.	557,538	9,989,411
Woolworths Group Ltd.	359,837	7,382,816
Worley Ltd.	108,198	1,044,457
Xero Ltd.(a)	41,941	3,256,223
Yancoal Australia Ltd., NVS	100,660	359,349
		412,258,501
Hong Kong — 5.2%
AIA Group Ltd.	3,333,800	24,417,927
ASMPT Ltd.	95,400	1,185,601
Bank of East Asia Ltd. (The)	361,800	455,540
BOC Hong Kong Holdings Ltd.	1,094,500	3,354,744
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	95,417

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Chow Sang Sang Holdings International Ltd.	90,000	$96,694
CITIC Telecom International Holdings Ltd.	437,000	148,201
Citychamp Watch & Jewellery Group Ltd.(a)	602,000	80,034
CK Asset Holdings Ltd.	571,072	2,435,951
CK Hutchison Holdings Ltd.	784,572	3,810,488
CK Infrastructure Holdings Ltd.	177,500	1,002,722
CK Life Sciences International Holdings Inc.	1,266,000	60,427
CLP Holdings Ltd.	479,500	3,771,777
C-Mer Eye Care Holdings Ltd.(a)	258,000	97,227
Cowell e Holdings Inc.(a)(b)	65,000	147,470
Dah Sing Banking Group Ltd.	126,800	103,683
Dah Sing Financial Holdings Ltd.	74,000	207,267
E-Commodities Holdings Ltd.	510,000	105,478
ESR Group Ltd.(d)	498,600	546,401
First Pacific Co. Ltd.	652,000	304,924
Fortune REIT	552,000	271,185
Fosun Tourism Group(a)(d)	74,400	35,237
Futu Holdings Ltd., ADR(a)	16,954	1,090,312
Galaxy Entertainment Group Ltd.	644,000	2,889,559
Giordano International Ltd.	292,000	74,518
Guotai Junan International Holdings Ltd.	2,051,000	148,528
Hang Lung Properties Ltd.	543,000	599,315
Hang Seng Bank Ltd.	228,400	3,011,814
Health and Happiness H&H International Holdings Ltd.	110,500	144,363
Henderson Land Development Co. Ltd.	416,970	1,257,090
HKBN Ltd.	298,500	89,792
HKT Trust & HKT Ltd., Class SS	1,120,720	1,237,249
Hong Kong & China Gas Co. Ltd.	3,316,525	2,521,727
Hong Kong Exchanges & Clearing Ltd.	347,500	11,041,608
Hong Kong Resources Holdings Co. Ltd.(a)	4,961	602
Hongkong Land Holdings Ltd.	327,500	1,046,421
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	712,000	93,748
Hysan Development Co. Ltd.	205,000	319,509
IGG Inc.(a)	326,000	135,900
Jardine Matheson Holdings Ltd.	45,900	1,761,183
Johnson Electric Holdings Ltd.	139,000	189,621
JS Global Lifestyle Co. Ltd.(d)	401,500	77,423
Kerry Logistics Network Ltd.	113,651	106,783
Kerry Properties Ltd.	166,000	321,810
Link REIT	753,200	3,227,305
Luk Fook Holdings International Ltd.	121,000	290,081
Man Wah Holdings Ltd.	543,600	396,746
Melco International Development Ltd.(a)(b)	224,000	168,262
Melco Resorts & Entertainment Ltd., ADR(a)	62,280	407,311
MTR Corp. Ltd.	446,000	1,465,751
New World Development Co. Ltd.	433,000	459,825
Nissin Foods Co. Ltd.	66,000	43,366
NWS Holdings Ltd.	288,000	243,721
Pacific Basin Shipping Ltd.	1,529,000	529,428
PAX Global Technology Ltd.	212,000	177,780
PCCW Ltd.	1,333,000	666,492
Perfect Medical Health Management Ltd.	65,000	20,135
Power Assets Holdings Ltd.	401,500	2,303,065
Realord Group Holdings Ltd.(a)(b)	108,000	74,501
Sands China Ltd.(a)	718,400	1,694,450
Shangri-La Asia Ltd.(a)	398,000	277,601
Sino Land Co. Ltd.	1,132,000	1,210,333
SITC International Holdings Co. Ltd.	369,000	800,211
SJM Holdings Ltd.(a)(b)	712,000	261,308
Security	Shares	Value

Hong Kong (continued)
SmarTone Telecommunications Holdings Ltd.	170,500	$79,554
Stella International Holdings Ltd.	193,000	351,807
Sun Hung Kai Properties Ltd.	428,000	3,948,282
SUNeVision Holdings Ltd.	263,000	83,714
Swire Pacific Ltd., Class A	131,000	1,109,401
Swire Properties Ltd.	335,200	693,249
Techtronic Industries Co. Ltd.	395,500	5,465,529
Texhong International Group Ltd.(a)	140,500	76,332
Theme International Holdings Ltd.	1,170,000	89,739
United Energy Group Ltd.(b)	2,626,000	187,319
United Laboratories International Holdings Ltd. (The)	286,000	337,451
Value Partners Group Ltd.(b)	564,000	128,628
Vitasoy International Holdings Ltd.(b)	252,000	188,082
Viva Goods Co. Ltd.(a)	1,136,000	106,893
Vobile Group Ltd.(a)(b)	371,000	64,926
VSTECS Holdings Ltd.	152,000	96,789
VTech Holdings Ltd.	57,300	331,205
WH Group Ltd.(d)	2,479,000	1,801,836
Wharf Holdings Ltd. (The)	316,898	1,019,574
Wharf Real Estate Investment Co. Ltd.	471,000	1,461,283
Wynn Macau Ltd.(a)	459,200	426,434
Xinyi Glass Holdings Ltd.	462,000	493,696
Yue Yuen Industrial Holdings Ltd.	270,000	478,050
		104,630,717
Japan — 68.4%
77 Bank Ltd. (The)	13,900	392,957
Abalance Corp.	2,700	34,549
ABC-Mart Inc.	28,800	573,646
Acom Co. Ltd.	137,300	354,031
Activia Properties Inc.	200	496,390
Adastria Co. Ltd.	6,800	148,065
ADEKA Corp.	23,700	492,503
Advance Logistics Investment Corp.	230	177,449
Advance Residence Investment Corp.	385	832,375
Advantest Corp.	223,800	7,005,086
Aeon Co. Ltd.	193,100	4,037,392
Aeon Delight Co. Ltd.	6,600	156,105
AEON Financial Service Co. Ltd.	31,700	263,876
Aeon Hokkaido Corp.	10,100	59,408
Aeon Mall Co. Ltd.	26,500	302,972
AEON REIT Investment Corp.	546	477,489
AGC Inc.	57,600	2,129,715
Ai Holdings Corp.	7,700	118,430
Aica Kogyo Co. Ltd.	16,600	384,775
Aichi Corp.	10,700	71,937
Aichi Financial Group Inc., NVS	13,400	252,742
Aida Engineering Ltd.(b)	6,700	37,928
Aiful Corp.	88,400	256,778
Ain Holdings Inc.	7,300	276,279
Air Water Inc.	52,700	791,301
Airtrip Corp.(b)	1,900	17,056
Aisin Corp.	43,200	1,643,165
Ajinomoto Co. Inc.	137,100	5,097,577
Alfresa Holdings Corp.	54,200	803,216
Alpen Co. Ltd.	1,700	22,408
Alps Alpine Co. Ltd.	55,324	499,397
Amada Co. Ltd.	102,100	1,115,143
Amano Corp.	18,600	447,354
Amvis Holdings Inc.	9,500	129,608
ANA Holdings Inc.	44,200	839,446
Anicom Holdings Inc.	26,700	100,571
Anritsu Corp.	38,300	292,005

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Anycolor Inc.(a)(b)	4,800	$66,077
AOKI Holdings Inc.	7,500	52,837
Aoyama Trading Co. Ltd.	12,500	128,391
Aozora Bank Ltd.(b)	33,000	512,719
Appier Group Inc.(a)	20,600	169,787
Arata Corp.	9,400	208,266
Arclands Corp.	17,523	215,713
Arcs Co. Ltd.	11,800	231,596
ARE Holdings Inc.	22,100	285,656
Argo Graphics Inc.	4,700	120,573
Ariake Japan Co. Ltd.	4,300	140,109
Artience Co. Ltd.	8,800	163,086
As One Corp.	13,600	224,064
Asahi Group Holdings Ltd.	141,900	4,854,251
Asahi Intecc Co. Ltd.	62,400	914,327
Asahi Kasei Corp.	378,000	2,635,466
Asahi Yukizai Corp.	3,400	106,158
Asics Corp.	46,400	1,988,813
ASKUL Corp.	9,500	143,472
Astellas Pharma Inc.	532,400	5,109,919
Atom Corp.(a)(b)	32,600	186,516
Autobacs Seven Co. Ltd.	19,400	196,156
Avex Inc.	5,300	43,636
Awa Bank Ltd. (The)	9,700	165,270
Axial Retailing Inc.	22,400	149,708
Azbil Corp.	33,900	946,827
AZ-COM MARUWA Holdings Inc.	16,100	123,385
Bandai Namco Holdings Inc.	176,000	3,288,591
Bank of Nagoya Ltd. (The)	2,800	125,034
Base Co. Ltd.	1,700	37,649
BayCurrent Consulting Inc.	39,100	832,328
Belc Co. Ltd.	3,500	167,032
Bell System24 Holdings Inc.	11,300	111,027
Belluna Co. Ltd.	7,600	30,602
Bengo4.com Inc.(a)(b)	900	16,431
Bic Camera Inc.	28,800	279,656
BIPROGY Inc.	23,700	689,466
BML Inc.	5,200	96,049
Bridgestone Corp.	166,200	7,333,904
Brother Industries Ltd.	67,000	1,185,160
Bunka Shutter Co. Ltd.	14,000	150,888
C Uyemura & Co. Ltd.	2,300	150,550
C.I. Takiron Corp.	18,600	77,078
Calbee Inc.	26,000	567,881
Canon Electronics Inc.	4,100	58,517
Canon Inc.	293,500	7,943,663
Canon Marketing Japan Inc.	13,900	381,935
Capcom Co. Ltd.	101,600	1,672,583
Casio Computer Co. Ltd.	53,700	447,389
Cawachi Ltd.	1,400	25,265
Central Glass Co. Ltd.	5,000	88,791
Central Japan Railway Co.	225,700	5,161,302
Change Holdings Inc.(b)	12,400	92,844
Chiba Bank Ltd. (The)	155,400	1,312,674
Chiyoda Corp.(a)	33,700	92,927
Chofu Seisakusho Co. Ltd.	3,100	44,816
Chubu Electric Power Co. Inc.	195,300	2,506,862
Chudenko Corp.	8,500	171,508
Chugai Pharmaceutical Co. Ltd.	195,800	6,227,192
Chugin Financial Group Inc., NVS	45,900	386,534
Chugoku Electric Power Co. Inc. (The)	93,700	643,269
Chugoku Marine Paints Ltd.	12,100	158,357
Security	Shares	Value

Japan (continued)
Citizen Watch Co. Ltd.	66,500	$441,758
CKD Corp.	17,300	323,320
Coca-Cola Bottlers Japan Holdings Inc.	39,925	558,971
COLOPL Inc.	26,900	103,965
Colowide Co. Ltd.	22,500	306,534
Comforia Residential REIT Inc.	212	458,925
COMSYS Holdings Corp.	33,100	774,789
Comture Corp.	6,900	84,502
Concordia Financial Group Ltd.	317,000	1,708,039
Cosmo Energy Holdings Co. Ltd.	19,800	946,548
Cosmos Pharmaceutical Corp.	5,500	507,403
Cover Corp.(a)(b)	7,500	80,132
CRE Logistics REIT Inc.	207	198,124
Create Restaurants Holdings Inc.	33,600	231,554
Create SD Holdings Co. Ltd.	7,100	153,440
Credit Saison Co. Ltd.	43,400	801,127
Curves Holdings Co. Ltd.	7,700	36,164
CyberAgent Inc.	135,000	841,126
CYBERDYNE Inc.(a)(b)	32,600	41,801
Cybozu Inc.(b)	5,600	56,682
Dai Nippon Printing Co. Ltd.	60,900	1,773,780
Daicel Corp.	66,800	620,445
Daido Steel Co. Ltd.	38,100	420,110
Daiei Kankyo Co. Ltd.	10,400	173,810
Daifuku Co. Ltd.	92,900	1,902,945
Daihen Corp.	5,700	346,488
Daiho Corp.	1,700	35,610
Dai-ichi Life Holdings Inc.	275,700	6,385,497
Daiichi Sankyo Co. Ltd.	543,800	18,303,049
Daiichikosho Co. Ltd.	21,700	253,291
Daiki Aluminium Industry Co. Ltd.	4,200	35,450
Daikin Industries Ltd.	77,800	10,619,022
Daikokutenbussan Co. Ltd.	900	46,018
Daio Paper Corp.	31,000	221,945
Daiseki Co. Ltd.	13,640	259,228
Daishi Hokuetsu Financial Group Inc.	9,200	263,694
Daito Trust Construction Co. Ltd.	17,100	1,833,023
Daiwa House Industry Co. Ltd.	174,100	4,898,982
Daiwa House REIT Investment Corp.	683	1,147,287
Daiwa Industries Ltd.	5,300	53,848
Daiwa Office Investment Corp.	74	269,798
Daiwa Securities Group Inc.	397,000	2,917,576
Daiwa Securities Living Investments Corp.	593	402,652
Daiwabo Holdings Co. Ltd.	24,000	416,882
DCM Holdings Co. Ltd.	32,700	302,746
Demae-Can Co. Ltd.(a)(b)	7,900	13,627
DeNA Co. Ltd.(a)	22,800	229,964
Denka Co. Ltd.	24,600	364,511
Denso Corp.	554,300	9,447,000
Dentsu Group Inc.	60,200	1,628,601
Dentsu Soken Inc.	7,100	235,209
Descente Ltd.	9,100	205,181
Dexerials Corp.	16,100	603,052
DIC Corp.	22,600	422,384
Digital Arts Inc.	2,800	75,089
Digital Garage Inc.	7,900	139,333
Dip Corp.	8,400	141,961
Disco Corp.	26,900	7,662,350
DMG Mori Co. Ltd.	34,600	924,945
Doshisha Co. Ltd.	4,000	55,134
Doutor Nichires Holdings Co. Ltd.	10,400	139,271
Dowa Holdings Co. Ltd.	14,800	554,216

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
DTS Corp.	11,900	$324,640
Duskin Co. Ltd.	12,000	249,455
DyDo Group Holdings Inc.	5,800	100,390
Eagle Industry Co. Ltd.	5,800	67,276
Earth Corp.	3,900	108,541
East Japan Railway Co.	266,400	4,882,835
Ebara Corp.	27,900	2,299,909
EDION Corp.	19,400	200,418
eGuarantee Inc.	6,900	75,413
Eiken Chemical Co. Ltd.	13,600	172,947
Eisai Co. Ltd.	72,800	2,989,825
Eizo Corp.	4,400	141,380
Elan Corp.	5,300	30,425
Elecom Co. Ltd.	10,700	101,260
Electric Power Development Co. Ltd.	42,500	721,947
EM Systems Co. Ltd.	6,200	26,040
en Japan Inc.	6,900	114,712
ENEOS Holdings Inc.	850,400	3,929,028
Enplas Corp.(b)	1,600	86,670
eRex Co. Ltd.(a)(b)	7,800	40,898
ES-Con Japan Ltd.	8,200	54,002
Euglena Co. Ltd.(a)(b)	26,800	87,992
Exedy Corp.	8,500	155,624
EXEO Group Inc.	54,400	592,919
Ezaki Glico Co. Ltd.	14,200	366,587
Fancl Corp.	24,800	289,655
FANUC Corp.	278,400	8,246,009
Fast Retailing Co. Ltd.	51,400	13,439,507
FCC Co. Ltd.	10,100	143,711
Ferrotec Holdings Corp.	13,000	246,825
Financial Products Group Co. Ltd.	22,400	313,911
Food & Life Companies Ltd.	32,600	616,167
FP Corp.	11,400	183,430
FP Partner Inc.	2,200	70,062
Freee KK(a)	12,800	224,039
Frontier Real Estate Investment Corp.	150	436,064
Fuji Co. Ltd./Ehime	12,200	148,758
Fuji Corp./Aichi	21,900	367,381
Fuji Electric Co. Ltd.	36,900	2,295,324
Fuji Kyuko Co. Ltd.	6,100	130,236
Fuji Media Holdings Inc.	13,100	155,699
Fuji Oil Holdings Inc.	11,700	172,201
Fuji Seal International Inc.	9,000	115,645
Fuji Soft Inc.	16,400	641,794
Fujicco Co. Ltd.	3,200	38,528
FUJIFILM Holdings Corp.	328,000	6,977,372
Fujikura Ltd.	73,800	1,268,203
Fujimi Inc.	13,500	292,811
Fujimori Kogyo Co. Ltd.	4,300	116,355
Fujio Food Group Inc.(a)(b)	6,300	57,586
Fujitec Co. Ltd.	18,200	448,877
Fujitsu General Ltd.	21,600	278,625
Fujitsu Ltd.	514,000	7,940,345
Fujiya Co. Ltd.	3,300	51,909
Fukuda Denshi Co. Ltd.	4,300	178,304
Fukui Computer Holdings Inc.	1,900	29,607
Fukuoka Financial Group Inc.	48,532	1,289,132
Fukuoka REIT Corp.	216	232,007
Fukushima Galilei Co. Ltd.	4,200	167,936
Fukuyama Transporting Co. Ltd.	6,300	152,226
Fullcast Holdings Co. Ltd.	2,900	27,798
Funai Soken Holdings Inc.	10,200	154,317
Security	Shares	Value

Japan (continued)
Furukawa Co. Ltd.	4,900	$62,113
Furukawa Electric Co. Ltd.	20,700	443,205
Fuso Chemical Co. Ltd.	5,700	146,395
Future Corp.	8,900	89,786
Fuyo General Lease Co. Ltd.	5,000	428,798
G-7 Holdings Inc.	3,000	26,532
Genky DrugStores Co. Ltd.	3,100	113,636
Geo Holdings Corp.	4,400	55,339
Giken Ltd.	2,600	32,275
Global One Real Estate Investment Corp.	333	226,604
GLOBERIDE Inc.	2,200	28,002
Glory Ltd.	11,600	209,012
GLP J-REIT(b)	1,358	1,104,478
GMO Financial Gate Inc.	1,500	66,738
GMO Financial Holdings Inc.	9,500	45,440
GMO internet group Inc.	22,000	361,221
GMO Payment Gateway Inc.	12,300	562,616
GNI Group Ltd.(a)	14,500	227,510
Godo Steel Ltd.	2,500	83,813
Goldcrest Co. Ltd.	3,600	58,029
Goldwin Inc.	5,900	357,873
Gree Inc.	8,800	25,982
GS Yuasa Corp.	26,200	494,327
G-Tekt Corp.	4,900	66,854
GungHo Online Entertainment Inc.	10,300	151,426
Gunma Bank Ltd. (The)	97,300	592,183
Gunze Ltd.	3,900	132,188
H.U. Group Holdings Inc.	14,300	217,377
H2O Retailing Corp.	28,900	326,548
Hachijuni Bank Ltd. (The)	103,300	689,107
Hakuhodo DY Holdings Inc.	65,000	604,584
Hakuto Co. Ltd.	3,000	103,595
Halows Co. Ltd.	2,200	64,496
Hamakyorex Co. Ltd.	4,900	120,801
Hamamatsu Photonics KK	40,500	1,483,988
Hankyu Hanshin Holdings Inc.	67,500	1,769,731
Hankyu Hanshin REIT Inc.	220	196,931
Hanwa Co. Ltd.	10,700	411,697
Harmonic Drive Systems Inc.	13,900	347,149
Haseko Corp.	69,200	836,023
Hazama Ando Corp.	41,500	309,426
Heiwa Corp.	14,200	177,883
Heiwa Real Estate Co. Ltd.	9,400	259,873
Heiwa Real Estate REIT Inc.	314	281,509
Heiwado Co. Ltd.	8,700	134,153
Hiday Hidaka Corp.	7,800	138,774
Hikari Tsushin Inc.	6,000	975,131
Hino Motors Ltd.(a)	72,700	212,224
Hioki EE Corp	2,000	79,755
Hirata Corp.	2,000	89,477
Hirogin Holdings Inc.	72,400	521,017
Hirose Electric Co. Ltd.	8,400	891,624
HIS Co. Ltd.(a)	19,500	216,671
Hisamitsu Pharmaceutical Co. Inc.	13,900	337,237
Hitachi Construction Machinery Co. Ltd.	30,000	856,868
Hitachi Ltd.	271,700	25,067,224
Hitachi Zosen Corp.	50,900	393,960
Hogy Medical Co. Ltd.	6,200	146,520
Hokkaido Electric Power Co.Inc.	59,600	423,500
Hokkoku Financial Holdings Inc.	5,100	163,717
Hokuetsu Corp.(b)	32,800	276,629
Hokuhoku Financial Group Inc.	33,800	414,623

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokuriku Electric Power Co.	54,000	$315,918
Hokuto Corp.	3,100	35,945
Honda Motor Co. Ltd.	1,351,300	15,374,520
Horiba Ltd.	10,600	1,028,402
Hoshino Resorts REIT Inc.	69	241,538
Hoshizaki Corp.	32,300	1,113,016
Hosiden Corp.	10,600	132,358
House Foods Group Inc.	20,200	397,997
Hoya Corp.	103,200	11,964,989
Hulic Co. Ltd.	119,500	1,101,151
Hulic REIT Inc.	399	381,337
Hyakugo Bank Ltd. (The)	66,000	271,431
Ibiden Co. Ltd.	33,200	1,262,047
Ichibanya Co. Ltd.	19,000	131,187
Ichigo Inc.	73,200	197,176
Ichigo Office REIT Investment Corp.	324	166,137
Idec Corp./Japan	7,800	137,679
Idemitsu Kosan Co. Ltd.	293,435	1,988,057
IDOM Inc.	21,700	192,076
IHI Corp.	43,100	1,031,993
Iida Group Holdings Co. Ltd.	45,100	575,742
Iino Kaiun Kaisha Ltd.	18,300	147,098
I’ll Inc.	2,800	47,874
Inaba Denki Sangyo Co. Ltd.	15,700	366,289
Inabata & Co. Ltd.	14,300	291,504
Inageya Co. Ltd.	4,500	36,386
Industrial & Infrastructure Fund Investment Corp.	702	580,470
Infocom Corp.	8,100	138,604
Infomart Corp.	58,900	137,511
INFRONEER Holdings Inc.	53,900	477,321
Inpex Corp.	286,800	4,296,206
Insource Co. Ltd.	9,500	46,159
Internet Initiative Japan Inc.	30,900	522,796
Invincible Investment Corp.	2,033	910,866
Iriso Electronics Co. Ltd.	4,500	87,996
Isetan Mitsukoshi Holdings Ltd.	104,100	1,462,101
Ispace Inc./Japan, NVS(a)(b)	6,600	31,710
Isuzu Motors Ltd.	170,800	2,164,522
Ito En Ltd.	14,600	354,273
ITOCHU Corp.	347,600	15,681,881
Itochu Enex Co. Ltd.	18,800	181,965
Itochu-Shokuhin Co. Ltd.	1,300	61,481
Itoham Yonekyu Holdings Inc.	6,980	182,149
Iwatani Corp.	11,800	670,033
Iyogin Holdings Inc., NVS	77,700	592,992
Izumi Co. Ltd.	7,600	176,567
J Front Retailing Co. Ltd.	69,200	602,652
J Trust Co. Ltd.(b)	23,100	65,733
JAC Recruitment Co. Ltd.	19,000	91,555
Jaccs Co. Ltd.	5,800	208,434
JAFCO Group Co. Ltd.	12,800	144,456
Japan Airlines Co. Ltd.	41,800	740,644
Japan Airport Terminal Co. Ltd.	18,600	657,309
Japan Aviation Electronics Industry Ltd.	14,200	228,125
Japan Elevator Service Holdings Co. Ltd.	21,900	340,339
Japan Excellent Inc.	376	307,152
Japan Exchange Group Inc.	147,600	3,456,868
Japan Hotel REIT Investment Corp.	1,400	735,696
Japan Lifeline Co. Ltd.	13,700	100,554
Japan Logistics Fund Inc.	273	486,765
Japan Material Co. Ltd.	21,000	296,268
Japan Metropolitan Fund Invest	2,091	1,262,396
Security	Shares	Value

Japan (continued)
Japan Petroleum Exploration Co. Ltd.	9,000	$379,649
Japan Post Bank Co. Ltd.	427,300	4,337,227
Japan Post Holdings Co. Ltd.	611,900	5,876,258
Japan Post Insurance Co. Ltd.	56,200	1,055,103
Japan Prime Realty Investment Corp.	254	549,621
Japan Pulp & Paper Co. Ltd.	1,600	55,587
Japan Real Estate Investment Corp.	360	1,220,810
Japan Securities Finance Co. Ltd.	27,800	281,832
Japan Steel Works Ltd. (The)	20,300	492,759
Japan Tobacco Inc.	351,300	9,450,538
Japan Wool Textile Co. Ltd. (The)	14,400	124,314
JCR Pharmaceuticals Co. Ltd.	20,900	107,436
JCU Corp.	4,400	105,048
JDC Corp.	13,300	43,515
Jeol Ltd.	12,100	479,394
JFE Holdings Inc.	172,100	2,568,715
JGC Holdings Corp.	65,600	632,330
JINS Holdings Inc.	4,400	92,439
JMDC Inc.	6,000	121,372
J-Oil Mills Inc.	3,600	45,129
Joshin Denki Co. Ltd.	8,000	129,049
Joyful Honda Co. Ltd.	13,000	184,887
JTEKT Corp.	65,200	504,700
JTOWER Inc.(a)	1,900	38,806
Juroku Financial Group Inc.	10,000	300,349
Justsystems Corp.	8,700	151,542
JVCKenwood Corp.	45,000	228,755
Kadokawa Corp.	26,100	477,061
Kaga Electronics Co. Ltd.	5,100	200,908
Kagome Co. Ltd.	22,900	585,390
Kajima Corp.	125,800	2,409,961
Kakaku.com Inc.	37,000	425,595
Kaken Pharmaceutical Co. Ltd.	7,600	165,202
Kameda Seika Co. Ltd.	4,300	113,228
Kamigumi Co. Ltd.	27,100	585,240
Kanamoto Co. Ltd.	9,800	164,826
Kandenko Co. Ltd.	35,400	394,876
Kaneka Corp.	11,500	297,873
Kanematsu Corp.	21,600	351,212
Kansai Electric Power Co. Inc. (The)	208,700	3,126,204
Kansai Paint Co. Ltd.	54,200	705,585
Kanto Denka Kogyo Co. Ltd.	6,000	40,945
Kao Corp.	135,400	5,585,548
Kappa Create Co. Ltd.(a)(b)	4,500	45,956
Kasumigaseki Capital Co. Ltd.(b)	1,300	120,816
Katakura Industries Co. Ltd.	2,700	33,021
Katitas Co. Ltd.	12,400	149,393
Kato Sangyo Co. Ltd.	5,600	162,400
Kawasaki Heavy Industries Ltd.	42,600	1,318,813
Kawasaki Kisen Kaisha Ltd.	117,300	1,652,743
KDDI Corp.	438,200	12,159,514
KDX Realty Investment Corp.	1,256	1,238,839
KeePer Technical Laboratory Co. Ltd.	3,600	102,371
Keihan Holdings Co. Ltd.	30,200	631,623
Keihanshin Building Co. Ltd.	4,300	43,104
Keikyu Corp.	65,600	521,484
Keio Corp.	29,800	729,125
Keisei Electric Railway Co. Ltd.	40,300	1,501,293
Keiyo Bank Ltd. (The)	29,400	144,549
Kewpie Corp.	30,200	608,921
Keyence Corp.	57,000	25,066,867
KFC Holdings Japan Ltd.	5,400	175,142

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
KH Neochem Co. Ltd.	9,100	$139,728
Kikkoman Corp.	195,500	2,329,462
Kinden Corp.	37,300	711,726
Kintetsu Department Store Co. Ltd.	3,500	48,526
Kintetsu Group Holdings Co. Ltd.	54,700	1,406,259
Kirin Holdings Co. Ltd.	227,000	3,313,654
Kisoji Co. Ltd.	8,600	137,197
Kissei Pharmaceutical Co. Ltd.	6,900	158,106
Ki-Star Real Estate Co. Ltd.	1,400	33,939
Kitz Corp.	24,900	211,943
Kiyo Bank Ltd. (The)	13,200	151,639
Koa Corp.	6,300	64,978
Kobayashi Pharmaceutical Co. Ltd.	14,400	510,479
Kobe Bussan Co. Ltd.	42,200	911,405
Kobe Steel Ltd.	104,000	1,269,376
Koei Tecmo Holdings Co. Ltd.(b)	35,872	333,658
Kohnan Shoji Co. Ltd.	5,300	149,674
Koito Manufacturing Co. Ltd.	53,900	724,995
Kokuyo Co. Ltd.	23,600	403,186
Komatsu Ltd.	271,700	8,111,915
KOMEDA Holdings Co. Ltd.	11,200	183,834
Komeri Co. Ltd.	8,400	203,667
Konami Group Corp.	30,100	1,816,153
Konica Minolta Inc.	147,200	489,460
Konishi Co. Ltd.	19,800	168,151
Konoike Transport Co. Ltd.	5,500	79,740
Kosaido Holdings Co. Ltd.	22,100	102,006
Kose Corp.	9,300	479,546
Koshidaka Holdings Co. Ltd.	19,500	106,679
Kotobuki Spirits Co. Ltd.	26,600	273,889
Krosaki Harima Corp.	4,800	103,758
K’s Holdings Corp.	40,200	385,889
Kubota Corp.	295,400	4,738,135
Kumagai Gumi Co. Ltd.	8,200	216,178
Kumiai Chemical Industry Co. Ltd.	27,900	142,201
Kura Sushi Inc.(b)	4,700	145,886
Kuraray Co. Ltd.	87,700	971,638
Kureha Corp.	11,400	203,231
Kurita Water Industries Ltd.	30,400	1,203,964
Kusuri no Aoki Holdings Co. Ltd.	13,800	257,292
KYB Corp.	4,800	163,867
Kyocera Corp.	377,500	4,601,211
Kyoei Steel Ltd.	4,800	68,334
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	163,095
Kyorin Pharmaceutical Co. Ltd.	10,900	127,011
Kyoritsu Maintenance Co. Ltd.	19,600	417,983
Kyoto Financial Group Inc.	68,000	1,210,343
Kyowa Kirin Co. Ltd.	76,900	1,291,447
Kyudenko Corp.	12,100	502,197
Kyushu Electric Power Co. Inc.	119,600	1,109,515
Kyushu Financial Group Inc.	103,900	695,200
Kyushu Railway Co.	39,700	854,182
LaSalle Logiport REIT	542	543,615
Lasertec Corp.	22,300	4,810,229
Lawson Inc.	6,150	402,617
Leopalace21 Corp.	66,900	221,418
Life Corp.	7,700	192,356
LIFENET INSURANCE Co.(a)(b)	20,300	179,245
Link And Motivation Inc.	5,700	18,061
Lintec Corp.	11,400	227,270
Lion Corp.	65,700	589,196
LITALICO Inc.	3,900	45,099
Security	Shares	Value

Japan (continued)
Lixil Corp.	80,700	$866,776
LY Corp.	803,900	1,931,476
M&A Capital Partners Co. Ltd.	5,300	71,552
M&A Research Institute Holdings Inc., NVS(a)	8,200	259,138
M3 Inc.	132,000	1,396,319
Mabuchi Motor Co. Ltd.	29,600	458,441
Macnica Holdings Inc.	12,800	564,391
Maeda Kosen Co. Ltd.	5,700	124,744
Makino Milling Machine Co. Ltd.	6,500	260,733
Makita Corp.	65,600	1,899,177
Management Solutions Co. Ltd.	1,500	16,196
Mandom Corp.	12,200	100,655
Mani Inc.	22,700	262,980
Marubeni Corp.	420,700	7,495,338
Maruha Nichiro Corp.	9,500	185,302
Marui Group Co. Ltd.	45,700	698,016
Maruichi Steel Tube Ltd.	19,800	509,820
MARUKA FURUSATO Corp.	4,400	67,542
Maruwa Co. Ltd./Aichi.	2,400	505,747
Maruzen Showa Unyu Co. Ltd.	1,900	56,844
Matsuda Sangyo Co. Ltd.	3,600	62,658
Matsui Securities Co. Ltd.	33,800	173,006
MatsukiyoCocokara & Co.	103,290	1,464,727
Matsuyafoods Holdings Co. Ltd.	1,700	60,340
Max Co. Ltd.	9,100	203,063
Maxell Ltd.	10,400	102,609
Maxvalu Tokai Co. Ltd.	2,400	47,060
Mazda Motor Corp.	165,700	1,875,637
McDonald’s Holdings Co. Japan Ltd.	25,700	1,130,509
MCJ Co. Ltd.	17,800	155,386
Mebuki Financial Group Inc.	279,390	988,377
Medipal Holdings Corp.	55,500	870,409
Medley Inc.(a)	5,300	121,487
Megachips Corp.(a)	4,600	106,650
Megmilk Snow Brand Co. Ltd.	11,900	192,183
Meidensha Corp.	9,900	219,373
MEIJI Holdings Co. Ltd.	68,600	1,534,881
Meiko Electronics Co. Ltd.	7,000	228,387
MEITEC Group Holdings Inc.	21,500	400,975
Melco Holdings Inc.	1,200	26,085
Menicon Co. Ltd.	20,600	198,762
Mercari Inc.(a)(b)	31,800	367,699
METAWATER Co. Ltd.	8,600	106,982
Micronics Japan Co. Ltd.	7,800	321,310
Mie Kotsu Group Holdings Inc.	26,700	100,335
Milbon Co. Ltd.	6,400	125,799
Mimasu Semiconductor Industry Co. Ltd.	2,700	62,277
MINEBEA MITSUMI Inc.	109,200	2,045,353
Mirai Corp.	603	172,656
Mirai Industry Co. Ltd.	3,200	83,821
MIRAIT ONE corp.	30,000	366,300
MISUMI Group Inc.	87,900	1,429,066
Mitani Sekisan Co. Ltd.	2,800	102,622
Mitsubishi Chemical Group Corp.	387,000	2,257,706
Mitsubishi Corp.	1,012,500	23,155,437
Mitsubishi Electric Corp.	568,000	9,900,198
Mitsubishi Estate Co. Ltd.	333,300	6,107,624
Mitsubishi Estate Logistics REIT Investment Corp.	148	379,348
Mitsubishi Gas Chemical Co. Inc.	45,300	801,548
Mitsubishi HC Capital Inc.	241,500	1,563,964
Mitsubishi Heavy Industries Ltd.	935,000	8,359,939
Mitsubishi Logisnext Co. Ltd.	8,400	82,846

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Logistics Corp.	16,400	$544,090
Mitsubishi Materials Corp.	36,700	717,212
Mitsubishi Motors Corp.	189,600	600,812
Mitsubishi Pencil Co. Ltd.	10,400	158,646
Mitsubishi Research Institute Inc.	1,600	49,744
Mitsubishi Shokuhin Co. Ltd.	5,400	191,475
Mitsubishi UFJ Financial Group Inc.	3,253,700	32,411,247
Mitsuboshi Belting Ltd.	7,400	226,963
Mitsui & Co. Ltd.	379,700	18,330,276
Mitsui Chemicals Inc.	51,300	1,460,146
Mitsui DM Sugar Holdings Co. Ltd.	3,200	62,192
Mitsui Fudosan Co. Ltd.	786,600	8,005,277
Mitsui Fudosan Logistics Park Inc.	182	522,130
Mitsui High-Tec Inc.(b)	6,200	277,611
Mitsui Mining & Smelting Co. Ltd.	18,100	567,560
Mitsui OSK Lines Ltd.	100,100	3,177,132
Mitsui-Soko Holdings Co. Ltd.	6,100	179,931
Mitsuuroko Group Holdings Co. Ltd.	7,600	65,071
Miura Co. Ltd.	26,100	410,638
Mixi Inc.	11,500	175,511
Mizuho Financial Group Inc.	708,720	13,698,925
Mizuho Leasing Co. Ltd.	45,500	325,026
Mizuno Corp.	5,200	252,375
Mochida Pharmaceutical Co. Ltd.	5,000	100,866
Modec Inc.	7,300	144,024
Monex Group Inc.	50,800	262,478
Money Forward Inc.(a)	11,800	410,892
Monogatari Corp. (The)	8,100	218,848
MonotaRO Co. Ltd.	72,300	866,507
Mori Hills REIT Investment Corp.	432	375,935
Mori Trust REIT Inc.	702	325,704
Morinaga & Co. Ltd./Japan	21,400	345,840
Morinaga Milk Industry Co. Ltd.	20,800	407,584
Morita Holdings Corp.	5,100	60,039
MOS Food Services Inc.	6,300	139,344
MS&AD Insurance Group Holdings Inc.	376,500	6,769,107
Murata Manufacturing Co. Ltd.	507,600	9,274,948
Musashi Seimitsu Industry Co. Ltd.	11,800	125,037
Musashino Bank Ltd. (The)	5,800	113,572
Nabtesco Corp.	32,800	540,936
Nachi-Fujikoshi Corp.	2,200	47,555
Nafco Co. Ltd.	3,900	71,286
Nagaileben Co. Ltd.(b)	7,700	114,866
Nagase & Co. Ltd.	25,100	434,238
Nagawa Co. Ltd.	2,500	116,756
Nagoya Railroad Co. Ltd.	53,900	703,053
Nakanishi Inc.	21,900	336,426
Namura Shipbuilding Co. Ltd.	14,200	177,054
Nankai Electric Railway Co. Ltd.	30,900	538,045
Nanto Bank Ltd. (The)	8,500	163,368
NEC Corp.	71,700	5,191,222
NEC Networks & System Integration Corp.	20,700	343,869
NET One Systems Co. Ltd.	24,800	415,679
Nexon Co. Ltd.	103,400	1,612,145
Nextage Co. Ltd.(b)	12,300	215,948
NGK Insulators Ltd.	67,400	918,142
NH Foods Ltd.	24,300	799,378
NHK Spring Co. Ltd.	58,900	596,942
Nichias Corp.	16,900	463,224
Nichicon Corp.	10,700	90,578
Nichiden Corp.	2,900	46,694
Nichiha Corp.	8,400	195,863
Security	Shares	Value

Japan (continued)
Nichirei Corp.	32,800	$821,200
Nidec Corp.	122,400	5,732,340
Nifco Inc./Japan	21,400	517,312
Nihon Kohden Corp.	24,500	666,117
Nihon M&A Center Holdings Inc.	96,500	528,176
Nihon Parkerizing Co. Ltd.	28,000	215,323
Nikkiso Co. Ltd.	12,100	96,633
Nikkon Holdings Co. Ltd.	13,800	270,868
Nikon Corp.	88,700	917,098
Nintendo Co. Ltd.	305,600	14,903,797
Nippn Corp., New	11,000	169,751
Nippon Accommodations Fund Inc.	136	566,373
Nippon Building Fund Inc.	438	1,673,508
Nippon Carbon Co. Ltd.	1,700	59,941
Nippon Ceramic Co. Ltd.	6,300	107,819
Nippon Densetsu Kogyo Co. Ltd.	10,100	138,627
Nippon Electric Glass Co. Ltd.	24,000	593,858
Nippon Express Holdings Inc.	22,600	1,156,177
Nippon Gas Co. Ltd.	32,000	521,895
Nippon Kanzai Holdings Co. Ltd.	7,200	118,362
Nippon Kayaku Co. Ltd.	40,100	326,632
Nippon Light Metal Holdings Co. Ltd.	20,010	237,439
Nippon Paint Holdings Co. Ltd.	288,500	1,846,693
Nippon Paper Industries Co. Ltd.	33,100	230,130
Nippon Parking Development Co. Ltd.	60,800	74,632
Nippon Pillar Packing Co. Ltd.	4,200	165,436
Nippon Prologis REIT Inc.	648	1,120,025
NIPPON REIT Investment Corp.	109	246,181
Nippon Road Co. Ltd. (The)	5,000	59,938
Nippon Sanso Holdings Corp.	50,800	1,508,882
Nippon Seiki Co. Ltd.	19,000	172,774
Nippon Shinyaku Co. Ltd.	16,300	451,025
Nippon Shokubai Co. Ltd.	32,800	311,767
Nippon Signal Company Ltd.	6,200	40,138
Nippon Soda Co. Ltd.	6,600	242,112
Nippon Steel Corp.	251,028	5,627,774
Nippon Telegraph & Telephone Corp.	8,770,100	9,468,744
Nippon Television Holdings Inc.	20,900	305,086
Nippon Yusen KK	134,100	3,807,162
Nipro Corp.(b)	39,900	322,827
Nishimatsu Construction Co. Ltd.	10,100	292,040
Nishimatsuya Chain Co. Ltd.	12,400	171,953
Nishi-Nippon Financial Holdings Inc.	33,500	423,522
Nishi-Nippon Railroad Co. Ltd.	14,600	227,454
Nishio Holdings Co. Ltd.	5,900	150,755
Nissan Chemical Corp.	36,400	1,240,810
Nissan Motor Co. Ltd.	698,600	2,556,669
Nissan Shatai Co. Ltd.	25,500	164,826
Nissha Co. Ltd.	9,100	97,950
Nisshin Oillio Group Ltd. (The)	8,100	260,209
Nisshin Seifun Group Inc.	60,400	787,911
Nisshinbo Holdings Inc.	35,000	265,335
Nissin Foods Holdings Co. Ltd.	59,800	1,595,795
Nissui Corp.	77,500	465,018
Niterra Co. Ltd.	44,500	1,459,503
Nitori Holdings Co. Ltd.	23,900	3,198,610
Nitta Corp.	5,800	149,650
Nittetsu Mining Co. Ltd.	2,400	75,435
Nitto Boseki Co. Ltd.	7,300	261,647
Nitto Denko Corp.	41,700	3,447,990
Nitto Kogyo Corp.	6,000	160,938
Noevir Holdings Co. Ltd.	3,900	129,041

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NOF Corp.	60,300	$808,980
Nohmi Bosai Ltd.	8,100	123,282
Nojima Corp.	22,200	265,245
NOK Corp.	23,600	341,540
Nomura Co. Ltd.	27,000	145,324
Nomura Holdings Inc.	889,700	5,062,376
Nomura Micro Science Co. Ltd.(b)	7,200	230,215
Nomura Real Estate Holdings Inc.	33,200	929,504
Nomura Real Estate Master Fund Inc.	1,243	1,188,208
Nomura Research Institute Ltd.	114,610	2,773,320
Noritake Co. Ltd./Nagoya Japan	6,200	162,759
Noritsu Koki Co. Ltd.	5,600	109,874
Noritz Corp.	8,300	93,729
North Pacific Bank Ltd.	67,400	193,840
NS Solutions Corp.	9,400	306,173
NS United Kaiun Kaisha Ltd.	3,600	108,934
NSD Co. Ltd.	20,900	408,511
NSK Ltd.	103,500	569,186
NTN Corp.	140,000	277,834
NTT Data Group Corp.	187,600	2,933,654
NTT UD REIT Investment Corp.	365	279,832
Nxera Pharma Co. Ltd.(a)	24,300	224,771
Obara Group Inc.	1,900	49,633
Obayashi Corp.	193,100	2,155,148
OBIC Business Consultants Co. Ltd.	8,600	351,416
Obic Co. Ltd.	20,400	2,620,716
Odakyu Electric Railway Co. Ltd.	93,400	1,050,067
Ogaki Kyoritsu Bank Ltd. (The)	10,800	154,689
Ohsho Food Service Corp.	2,900	143,724
Oiles Corp.	3,800	57,477
Oisix ra daichi Inc.(a)(b)	6,100	46,214
Oji Holdings Corp.	249,900	978,862
Okamoto Industries Inc.	1,600	50,190
Okamura Corp.	14,200	215,048
Okasan Securities Group Inc.	42,800	205,032
Oki Electric Industry Co. Ltd.	32,600	232,983
Okinawa Cellular Telephone Co.	7,000	150,409
Okinawa Electric Power Co. Inc. (The)	12,000	89,524
Okinawa Financial Group Inc.	3,100	52,568
OKUMA Corp.	6,600	296,432
Okumura Corp.	9,000	281,573
Olympus Corp.	353,700	4,926,938
Omron Corp.	53,000	1,819,086
One REIT Inc.	78	131,319
Ono Pharmaceutical Co. Ltd.	105,800	1,523,875
Onward Holdings Co. Ltd.	30,300	116,633
Open House Group Co. Ltd.	23,800	723,764
Open Up Group Inc.	19,300	244,489
Optex Group Co. Ltd.	9,900	116,218
Optorun Co. Ltd.	6,100	74,937
Oracle Corp./Japan	10,800	810,481
Organo Corp.	8,000	366,995
Orient Corp.	11,950	77,990
Oriental Land Co. Ltd./Japan	321,500	8,870,736
ORIX Corp.	343,400	7,027,822
Orix JREIT Inc.	732	771,587
Osaka Gas Co. Ltd.	111,000	2,468,181
Osaka Organic Chemical Industry Ltd.	1,700	35,235
Osaka Soda Co. Ltd.	4,100	240,459
Osaka Steel Co. Ltd.	5,400	82,083
OSAKA Titanium Technologies Co. Ltd.	8,800	137,097
OSG Corp.	25,100	323,697
Security	Shares	Value

Japan (continued)
Otsuka Corp.	65,600	$1,304,661
Otsuka Holdings Co. Ltd.	122,300	5,229,162
Pacific Industrial Co. Ltd.	12,200	125,834
PAL GROUP Holdings Co. Ltd.	12,200	145,597
PALTAC Corp.	9,100	275,429
Pan Pacific International Holdings Corp.	112,200	2,635,132
Panasonic Holdings Corp.	650,600	5,678,729
Paramount Bed Holdings Co. Ltd.	9,100	155,050
Park24 Co. Ltd.(a)	38,300	412,475
Pasona Group Inc.	7,200	101,036
Penta-Ocean Construction Co. Ltd.	76,200	382,410
PeptiDream Inc.(a)	27,900	355,508
Persol Holdings Co. Ltd.	540,900	748,232
PHC Holdings Corp.(b)	3,900	28,138
Pigeon Corp.	32,800	298,973
Pilot Corp.	6,900	184,677
Piolax Inc.	8,300	141,005
PKSHA Technology Inc.(a)(b)	5,600	154,260
Plus Alpha Consulting Co. Ltd.	8,700	110,665
Pola Orbis Holdings Inc.	29,800	273,450
Pressance Corp.	3,400	39,400
Prestige International Inc.	30,200	128,971
Prima Meat Packers Ltd.	3,900	57,047
Raito Kogyo Co. Ltd.	12,100	157,224
Raiznext Corp.	8,600	110,554
Raksul Inc.(a)(b)	10,200	57,767
Rakus Co. Ltd.(b)	27,000	272,918
Rakuten Bank Ltd., NVS(a)	28,400	575,556
Rakuten Group Inc.(a)	452,800	2,177,716
Raysum Co. Ltd.	3,500	80,605
Recruit Holdings Co. Ltd.	422,500	18,195,959
Relo Group Inc.	32,100	279,033
Renesas Electronics Corp.	430,600	6,991,115
Rengo Co. Ltd.	58,500	438,625
RENOVA Inc.(a)	11,500	108,059
Resona Holdings Inc.	632,200	3,997,871
Resonac Holdings Corp.	51,300	1,112,334
Resorttrust Inc.	24,500	405,484
Restar Corp.	7,500	141,922
Retail Partners Co. Ltd.	4,300	45,996
Ricoh Co. Ltd.	163,200	1,407,935
Ricoh Leasing Co. Ltd.	4,700	159,740
Riken Keiki Co. Ltd.	8,600	210,431
Riken Vitamin Co. Ltd.	8,300	143,034
Ringer Hut Co. Ltd.(b)	7,000	102,849
Rinnai Corp.	30,700	665,192
Riso Kagaku Corp.	6,500	121,333
Rohm Co. Ltd.	100,100	1,438,922
Rohto Pharmaceutical Co. Ltd.	55,500	1,082,829
Roland Corp.	5,500	149,516
Rorze Corp.	3,200	554,800
Round One Corp.	60,100	264,003
Royal Holdings Co. Ltd.	6,000	93,792
RS Technologies Co. Ltd.	3,500	69,500
Ryobi Ltd.	5,800	100,745
Ryohin Keikaku Co. Ltd.	73,600	1,185,624
Ryoyo Ryosan Holdings Inc.	7,596	133,893
S Foods Inc.	5,800	111,967
Saibu Gas Holdings Co. Ltd.	7,400	92,271
Saizeriya Co. Ltd.	7,300	246,502
Sakai Moving Service Co. Ltd.	6,800	119,699
Sakata INX Corp.	14,000	142,191

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sakata Seed Corp.	9,700	$223,491
Sakura Internet Inc.(b)	5,500	205,140
SAMTY Co. Ltd.	9,400	160,353
Samty Residential Investment Corp.	52	35,783
San-A Co. Ltd.	5,000	150,057
San-Ai Obbli Co. Ltd.	11,900	156,113
SanBio Co. Ltd.(a)(b)	5,400	14,133
Sangetsu Corp.	11,600	246,601
San-In Godo Bank Ltd. (The)	34,200	266,399
Sanken Electric Co. Ltd.	5,700	246,089
Sanki Engineering Co. Ltd.	12,000	168,452
Sankyo Co. Ltd.	60,100	652,807
Sankyu Inc.	14,900	516,577
Sanrio Co. Ltd.	46,800	789,069
Sansan Inc.(a)(b)	24,900	228,675
Santen Pharmaceutical Co. Ltd.	99,000	956,249
Sanwa Holdings Corp.	54,700	893,299
Sanyo Chemical Industries Ltd.	3,700	96,756
Sanyo Denki Co. Ltd.	1,800	84,868
Sanyo Special Steel Co. Ltd.	3,600	48,698
Sapporo Holdings Ltd.	19,400	701,225
Sato Holdings Corp.	8,800	121,940
Sawai Group Holdings Co. Ltd.	11,100	413,646
SB Technology Corp.	3,800	70,540
SBI Holdings Inc.	72,400	1,762,805
SBI Sumishin Net Bank Ltd., NVS	13,800	206,358
SBS Holdings Inc.	5,400	93,083
SCREEN Holdings Co. Ltd.	23,700	2,445,298
SCSK Corp.	44,400	807,156
Secom Co. Ltd.	62,200	4,320,565
Sega Sammy Holdings Inc.	43,500	569,370
Seibu Holdings Inc.	72,900	1,134,622
Seiko Epson Corp.	90,300	1,485,434
Seiko Group Corp.	9,100	240,706
Seino Holdings Co. Ltd.	37,500	502,393
Seiren Co. Ltd.	13,700	228,215
Sekisui Chemical Co. Ltd.	114,600	1,667,205
Sekisui House Ltd.	175,700	4,037,648
Sekisui House REIT Inc.	1,240	635,375
Sekisui Jushi Corp.	7,900	129,117
Senko Group Holdings Co. Ltd.	29,200	213,996
Senshu Ikeda Holdings Inc.	66,400	169,031
Septeni Holdings Co. Ltd.	29,300	85,162
Seria Co. Ltd.	10,800	183,073
Seven & i Holdings Co. Ltd.	661,200	8,543,494
Seven Bank Ltd.	174,200	311,396
SG Holdings Co. Ltd.	98,100	1,148,269
Sharp Corp./Japan(a)	75,800	397,887
Shibaura Machine Co. Ltd.	6,500	145,511
Shibaura Mechatronics Corp.	2,700	102,837
Shibuya Corp.	5,800	129,625
SHIFT Inc.(a)	3,300	303,558
Shiga Bank Ltd. (The)	11,800	305,171
Shikoku Electric Power Co. Inc.	41,100	340,622
Shikoku Kasei Holdings Corp.	5,100	57,452
Shima Seiki Manufacturing Ltd.	8,500	75,734
Shimadzu Corp.	69,300	1,882,747
Shimamura Co. Ltd.	12,600	621,140
Shimano Inc.	22,400	3,640,290
Shimizu Corp.	155,300	961,999
Shin Nippon Biomedical Laboratories Ltd.(b)	5,600	54,386
Shinagawa Refractories Co. Ltd.	7,600	92,615
Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	528,600	$20,461,546
Shin-Etsu Polymer Co. Ltd.	12,900	125,922
Shinko Electric Industries Co. Ltd.	21,000	737,316
Shinmaywa Industries Ltd.	13,600	103,689
Shionogi & Co. Ltd.	71,800	3,353,114
Ship Healthcare Holdings Inc.	23,700	352,607
Shiseido Co. Ltd.	119,800	3,206,835
Shizuoka Financial Group Inc., NVS	141,200	1,317,939
Shizuoka Gas Co. Ltd.	4,800	29,371
SHO-BOND Holdings Co. Ltd.	11,400	440,232
Shochiku Co. Ltd.	2,200	133,321
Shoei Co. Ltd.	10,600	135,805
Shoei Foods Corp.(b)	4,400	120,144
Showa Sangyo Co. Ltd.	6,200	138,999
Siix Corp.	4,900	50,515
Simplex Holdings Inc.	10,000	161,555
SKY Perfect JSAT Holdings Inc.	42,500	250,100
Skylark Holdings Co. Ltd.	66,000	940,544
SMC Corp.	16,900	8,878,695
SMS Co. Ltd.	23,000	318,262
Socionext Inc.	53,200	1,555,335
SoftBank Corp.	848,400	10,233,134
SoftBank Group Corp.	301,200	14,813,196
Sohgo Security Services Co. Ltd.	112,400	625,139
Sojitz Corp.	65,620	1,689,508
Solasto Corp.	12,300	38,785
Sompo Holdings Inc.	263,400	5,212,716
Sony Group Corp.	369,600	30,547,934
SOSiLA Logistics REIT Inc.	227	178,725
Sotetsu Holdings Inc.	23,400	373,011
Sparx Group Co. Ltd.	4,200	48,338
Square Enix Holdings Co. Ltd.	26,100	943,440
SRE Holdings Corp.(a)	2,100	51,117
Stanley Electric Co. Ltd.	35,000	619,395
Star Asia Investment Corp.	607	236,804
Star Micronics Co. Ltd.	11,500	136,547
Starts Corp. Inc.	7,200	162,425
Starts Proceed Investment Corp.	73	95,749
Strike Co. Ltd.	3,500	97,858
Subaru Corp.	176,200	3,934,367
Sugi Holdings Co. Ltd.	29,400	431,365
SUMCO Corp.	106,100	1,582,302
Sumitomo Bakelite Co. Ltd.	19,800	563,962
Sumitomo Chemical Co. Ltd.	424,000	905,859
Sumitomo Corp.	305,000	8,020,630
Sumitomo Densetsu Co. Ltd.	2,900	65,139
Sumitomo Electric Industries Ltd.	212,000	3,276,738
Sumitomo Forestry Co. Ltd.	44,100	1,358,707
Sumitomo Heavy Industries Ltd.	32,800	914,028
Sumitomo Metal Mining Co. Ltd.	71,600	2,392,059
Sumitomo Mitsui Construction Co. Ltd.	38,200	98,381
Sumitomo Mitsui Financial Group Inc.	372,700	21,170,767
Sumitomo Mitsui Trust Holdings Inc.	195,200	4,104,045
Sumitomo Osaka Cement Co. Ltd.	7,500	186,211
Sumitomo Pharma Co. Ltd.(a)(b)	58,900	148,646
Sumitomo Realty & Development Co. Ltd.	84,100	2,910,188
Sumitomo Riko Co. Ltd.	12,000	99,908
Sumitomo Rubber Industries Ltd.	53,500	649,374
Sumitomo Warehouse Co. Ltd. (The)	16,000	264,960
Sun Frontier Fudousan Co. Ltd.	6,000	74,624
Sundrug Co. Ltd.	23,100	670,760
Suntory Beverage & Food Ltd.	39,600	1,288,395

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SUNWELS Co. Ltd.(b)	3,000	$41,835
Suruga Bank Ltd.	54,000	329,340
Suzuken Co. Ltd.	19,600	578,861
Suzuki Motor Corp.	459,200	5,347,742
SWCC Corp.	7,400	195,116
Sysmex Corp.	147,500	2,358,580
Systena Corp.	77,900	129,800
T Hasegawa Co. Ltd.	8,700	169,879
T&D Holdings Inc.	143,000	2,333,378
Tadano Ltd.	30,900	247,956
Taihei Dengyo Kaisha Ltd.	3,600	101,326
Taiheiyo Cement Corp.	34,100	779,952
Taikisha Ltd.	6,700	197,614
Taisei Corp.	49,800	1,823,198
Taiyo Holdings Co. Ltd.	9,700	197,670
Taiyo Yuden Co. Ltd.	33,900	794,025
Takamatsu Construction Group Co. Ltd.	2,900	48,832
Takara Bio Inc.	10,500	67,883
Takara Holdings Inc.	36,900	242,411
Takara Leben Real Estate Investment Corp.	217	140,637
Takara Standard Co. Ltd.	10,100	123,211
Takasago International Corp.	2,300	51,039
Takasago Thermal Engineering Co. Ltd.	11,000	368,766
Takashimaya Co. Ltd.	40,100	568,429
Takeda Pharmaceutical Co. Ltd.	465,500	12,234,302
Takeuchi Manufacturing Co. Ltd.	9,500	360,365
Takuma Co. Ltd.	22,300	279,057
Tama Home Co. Ltd.	5,200	143,888
Tamron Co. Ltd.	5,900	274,354
TBS Holdings Inc.	9,500	247,587
TDK Corp.	113,900	5,081,191
TechMatrix Corp.	12,600	133,535
TechnoPro Holdings Inc.	32,400	551,882
Teijin Ltd.	55,100	537,537
Tenma Corp.	2,200	31,445
Terumo Corp.	392,400	6,656,722
T-Gaia Corp.	3,100	41,767
THK Co. Ltd.	32,600	711,303
TIS Inc.	65,800	1,405,263
TKC Corp.	7,400	170,296
TKP Corp.(a)	3,500	31,010
Toa Corp./Tokyo	20,400	140,950
Toagosei Co. Ltd.	24,800	249,472
Tobu Railway Co. Ltd.	55,600	1,103,130
Tocalo Co. Ltd.	21,800	251,203
Toda Corp.	65,600	428,467
Toei Animation Co. Ltd.	12,500	206,879
Toei Co. Ltd.	8,000	189,902
Toenec Corp.	1,800	61,625
Toho Bank Ltd. (The)	59,900	128,613
Toho Co. Ltd./Tokyo	33,000	1,105,577
Toho Gas Co. Ltd.	23,500	603,492
Toho Holdings Co. Ltd.	13,100	313,840
Toho Titanium Co. Ltd.	6,900	59,511
Tohoku Electric Power Co. Inc.	138,200	1,066,912
Tokai Carbon Co. Ltd.	62,000	411,332
Tokai Corp./Gifu	3,000	39,917
TOKAI Holdings Corp.	31,600	194,360
Tokai Rika Co. Ltd.	13,400	182,460
Tokai Tokyo Financial Holdings Inc.	57,800	211,810
Token Corp.(b)	1,000	68,617
Tokio Marine Holdings Inc.	527,800	16,681,851
Security	Shares	Value

Japan (continued)
Tokushu Tokai Paper Co. Ltd.	1,600	$37,959
Tokuyama Corp.	20,700	427,126
Tokyo Century Corp.	43,000	427,993
Tokyo Electric Power Co. Holdings Inc.(a)	455,800	2,835,203
Tokyo Electron Device Ltd.	6,300	226,206
Tokyo Electron Ltd.	138,200	30,313,581
Tokyo Gas Co. Ltd.	111,000	2,489,425
Tokyo Kiraboshi Financial Group Inc.	6,300	187,007
Tokyo Ohka Kogyo Co. Ltd.	29,300	776,985
Tokyo Seimitsu Co. Ltd.	11,700	761,351
Tokyo Steel Manufacturing Co. Ltd.	21,500	228,068
Tokyo Tatemono Co. Ltd.	54,400	905,214
Tokyotokeiba Co. Ltd.	4,200	115,771
Tokyu Construction Co. Ltd.	32,400	174,355
Tokyu Corp.	148,200	1,754,326
Tokyu Fudosan Holdings Corp.	183,600	1,345,100
Tokyu REIT Inc.	285	293,245
TOMONY Holdings Inc.	36,800	97,273
Tomy Co. Ltd.	24,500	391,734
Topcon Corp.	31,400	368,802
TOPPAN Holdings Inc.	71,200	1,689,144
Topre Corp.	10,400	167,873
Toray Industries Inc.	408,700	1,868,053
Toridoll Holdings Corp.	12,900	309,993
Torii Pharmaceutical Co. Ltd.	4,900	122,298
Tosei Corp.	6,100	95,233
Toshiba TEC Corp.	9,300	187,060
Tosoh Corp.	76,098	1,049,096
Totetsu Kogyo Co. Ltd.	7,800	155,821
TOTO Ltd.	41,500	1,123,176
Towa Corp.	5,500	316,748
Towa Pharmaceutical Co. Ltd.	5,900	106,202
Toyo Construction Co. Ltd.	12,200	98,850
Toyo Gosei Co. Ltd.	800	41,046
Toyo Seikan Group Holdings Ltd.	37,600	581,196
Toyo Suisan Kaisha Ltd.	26,700	1,669,665
Toyo Tanso Co. Ltd.	4,200	207,167
Toyo Tire Corp.	33,100	626,222
Toyobo Co. Ltd.	28,100	199,406
Toyoda Gosei Co. Ltd.	21,500	416,255
Toyota Boshoku Corp.	26,600	393,369
Toyota Industries Corp.	42,800	4,067,146
Toyota Motor Corp.	3,111,600	70,971,162
Toyota Tsusho Corp.	62,900	3,999,175
Trancom Co. Ltd.	2,200	79,997
Transcosmos Inc.	6,700	144,835
TRE Holdings Corp.	9,700	78,071
Trend Micro Inc./Japan	38,500	1,897,211
Tri Chemical Laboratories Inc.(b)	8,500	236,448
Trusco Nakayama Corp.	12,800	211,742
TS Tech Co. Ltd.	28,800	354,618
Tsubakimoto Chain Co.	7,000	240,996
Tsuburaya Fields Holdings Inc.(b)	8,400	95,840
Tsugami Corp.	9,700	83,749
Tsumura & Co.	17,900	431,331
Tsuruha Holdings Inc.	11,600	732,237
Tsurumi Manufacturing Co. Ltd.	4,100	92,647
TV Asahi Holdings Corp.	3,300	43,280
UACJ Corp.	10,200	311,616
UBE Corp.	25,600	468,011
Ulvac Inc.	13,000	777,345
U-Next Holdings Co. Ltd.	5,500	153,695

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Unicharm Corp.	118,400	$3,518,035
Union Tool Co.	1,600	46,351
United Arrows Ltd.	7,200	82,976
United Super Markets Holdings Inc.	12,200	69,631
United Urban Investment Corp.	800	766,555
Universal Entertainment Corp.	5,300	55,484
Ushio Inc.	27,000	355,154
USS Co. Ltd.	118,200	902,965
UT Group Co. Ltd.	6,300	132,110
Valor Holdings Co. Ltd.	11,000	168,527
ValueCommerce Co. Ltd.	1,900	13,005
Vector Inc.	5,400	45,286
Vision Inc./Tokyo Japan(a)	10,500	76,799
Visional Inc.(a)(b)	5,600	255,518
VT Holdings Co. Ltd.	30,400	100,617
Wacoal Holdings Corp.	10,700	234,187
Wacom Co. Ltd.	36,700	140,947
Wakita & Co. Ltd.	12,100	120,063
WealthNavi Inc.(a)(b)	12,700	115,112
Weathernews Inc.	1,200	35,238
Welcia Holdings Co. Ltd.	27,800	408,738
West Holdings Corp.	5,000	83,429
West Japan Railway Co.	128,200	2,433,421
WingArc1st Inc.	5,100	86,376
Workman Co. Ltd.	5,100	125,295
W-Scope Corp.(a)(b)	10,100	32,730
Yakult Honsha Co. Ltd.	74,200	1,451,333
Yamabiko Corp.	11,200	148,215
Yamada Holdings Co. Ltd.	173,300	496,086
Yamaguchi Financial Group Inc.	55,000	555,589
Yamaha Corp.	37,800	796,566
Yamaha Motor Co. Ltd.	268,700	2,506,223
YA-MAN Ltd.(b)	4,500	27,131
Yamato Holdings Co. Ltd.	76,500	1,010,311
Yamato Kogyo Co. Ltd.	12,600	676,988
Yamazaki Baking Co. Ltd.	35,900	868,901
Yamazen Corp.	20,000	175,649
Yaoko Co. Ltd.	5,200	281,125
Yaskawa Electric Corp.	69,600	2,867,702
Yellow Hat Ltd.	10,200	132,590
Yodogawa Steel Works Ltd.	6,100	191,454
Yokogawa Bridge Holdings Corp.	7,500	136,030
Yokogawa Electric Corp.	68,900	1,522,401
Yokohama Rubber Co. Ltd. (The)	35,800	937,036
Yokorei Co. Ltd.	19,200	126,616
Yonex Co. Ltd.	21,900	174,640
Yoshinoya Holdings Co. Ltd.	21,300	390,086
Yuasa Trading Co. Ltd.	5,300	193,677
Yurtec Corp.	9,900	91,726
Zenkoku Hosho Co. Ltd.	14,600	512,634
Zenrin Co. Ltd.	6,100	34,472
Zensho Holdings Co. Ltd.	27,400	1,062,002
Zeon Corp.	37,400	372,733
ZERIA Pharmaceutical Co. Ltd.	8,100	107,422
ZIGExN Co. Ltd.	20,200	67,696
Zojirushi Corp.	14,000	136,563
ZOZO Inc.	40,100	863,693
Zuken Inc.	4,800	125,426
		1,359,938,337
New Zealand — 0.7%
Air New Zealand Ltd.	508,555	164,816
Auckland International Airport Ltd.	391,851	1,812,550
Security	Shares	Value

New Zealand (continued)
Contact Energy Ltd.	229,728	$1,173,634
EBOS Group Ltd.	47,321	977,609
Fisher & Paykel Healthcare Corp. Ltd.	169,440	2,837,738
Fletcher Building Ltd.	220,934	494,498
Goodman Property Trust	322,315	433,027
Infratil Ltd.	246,762	1,584,395
Kiwi Property Group Ltd.	470,941	224,231
Mercury NZ Ltd.	189,488	712,364
Meridian Energy Ltd.	380,971	1,346,923
Ryman Healthcare Ltd.(a)	173,617	414,413
Spark New Zealand Ltd.	535,960	1,506,434
		13,682,632
Singapore — 4.1%
AEM Holdings Ltd.(b)	71,600	122,540
AIMS APAC REIT(b)	165,465	152,603
Best World International Ltd.(a)(b)	38,300	68,741
CapitaLand Ascendas REIT	1,070,015	2,026,845
CapitaLand Ascott Trust	789,166	524,158
CapitaLand China Trust	387,735	188,347
Capitaland India Trust	389,080	284,326
CapitaLand Integrated Commercial Trust	1,533,196	2,185,563
CapitaLand Investment Ltd/Singapore	745,800	1,442,267
CDL Hospitality Trusts	297,955	212,046
City Developments Ltd.(b)	146,200	655,259
ComfortDelGro Corp. Ltd.	623,300	677,974
Cromwell European Real Estate Investment Trust	110,200	175,029
DBS Group Holdings Ltd.(b)	584,540	14,880,870
Digital Core REIT Management Pte Ltd.	254,900	155,489
ESR-LOGOS REIT	1,950,756	414,431
Far East Hospitality Trust	306,800	138,224
First Resources Ltd.	180,600	186,057
Frasers Centrepoint Trust	280,967	445,062
Frasers Hospitality Trust	340,000	114,575
Frasers Logistics & Commercial Trust	848,683	614,773
Genting Singapore Ltd.	1,753,300	1,170,099
Golden Agri-Resources Ltd.	1,993,900	401,687
Grab Holdings Ltd., Class A(a)	555,775	1,945,212
Hong Fok Corp. Ltd.(b)	124,700	76,644
Hutchison Port Holdings Trust, Class U	1,323,300	169,218
iFAST Corp. Ltd.(b)	42,000	226,006
Jardine Cycle & Carriage Ltd.	29,200	563,509
Keppel DC REIT	393,300	490,574
Keppel Infrastructure Trust(b)	1,134,249	393,487
Keppel Ltd.	423,200	2,116,808
Keppel REIT	672,020	431,500
Lendlease Global Commercial REIT	631,011	250,972
Mapletree Industrial Trust	609,420	1,009,099
Mapletree Logistics Trust	1,033,887	1,014,555
Mapletree Pan Asia Commercial Trust	706,595	647,505
Nanofilm Technologies International Ltd.(b)	116,700	55,121
NetLink NBN Trust	831,400	520,748
Olam Group Ltd.	323,600	278,608
Oversea-Chinese Banking Corp. Ltd.	994,875	10,328,359
Paragon REIT	382,046	236,496
Parkway Life REIT	106,500	279,554
Raffles Medical Group Ltd.	262,100	191,951
Riverstone Holdings Ltd./Singapore(b)	136,100	78,002
Sasseur Real Estate Investment Trust	180,800	89,403
SATS Ltd.(a)	311,178	571,474
Sea Ltd., ADR(a)	108,203	6,837,348
Seatrium Ltd.(a)(b)	13,183,906	941,799
Sembcorp Industries Ltd.	263,700	1,030,558

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Sheng Siong Group Ltd.	235,100	$266,506
SIA Engineering Co. Ltd.	110,300	182,141
Singapore Airlines Ltd.(b)	438,300	2,091,401
Singapore Exchange Ltd.	238,100	1,624,205
Singapore Post Ltd.	346,100	114,095
Singapore Technologies Engineering Ltd.	441,300	1,296,311
Singapore Telecommunications Ltd.	2,408,200	4,176,479
Starhill Global REIT	470,800	163,826
StarHub Ltd.	202,200	172,882
Suntec REIT	597,400	470,980
Super Hi International Holding Ltd.(a)	40,000	72,474
UMS Holdings Ltd.	171,300	168,189
United Overseas Bank Ltd.	371,000	8,232,781
UOL Group Ltd.	139,400	595,203
Venture Corp. Ltd.	78,500	831,726
Wilmar International Ltd.	545,300	1,281,767
Yangzijiang Financial Holding Ltd.	1,048,700	241,999
Yangzijiang Shipbuilding Holdings Ltd.	725,000	930,618
Yanlord Land Group Ltd.(a)(b)	186,000	61,033
		80,986,091
Total Common Stocks — 99.1%
(Cost: $1,859,803,440)		1,971,496,278

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	2,549	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.1%
(Cost: $1,859,803,440)		1,971,496,278

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	16,775,123	$16,780,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	700,000	700,000

Total Short-Term Securities — 0.9%
(Cost: $17,481,223)		17,480,156

Total Investments — 100.0%
(Cost: $1,877,284,663)		1,988,976,434

Other Assets Less Liabilities — 0.0%		388,934

Net Assets — 100.0%		$1,989,365,368

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,866,262	$8,915,014	(a)	$—	$832	$(1,952)	$16,780,156	16,775,123	$175,471	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	570,000	(a)	—	—	—	700,000	700,000	32,323		—
					$832	$(1,952)	$17,480,156		$207,794		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	73	06/13/24	$12,641	$32,922
SPI 200 Index	40	06/20/24	4,914	(169,976)
				$(137,054)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,835,353	$1,942,106,508	$554,417	$1,971,496,278
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	17,480,156	—	—	17,480,156
	$46,315,509	$1,942,106,508	$554,417	$1,988,976,434
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$32,922	$—	$32,922
Liabilities
Equity Contracts	—	(169,976)	—	(169,976)
	$—	$(137,054)	$—	(137,054)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust